Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Basis of preparation of the financial statements
A.	Basis of preparation of the financial statements

The consolidated financial statements of Camtek and its subsidiaries (collectively “the Company”) have been prepared in accordance with accounting principles generally accepted in United States of America (“US GAAP”).  All amounts in the notes to the financial statements are in thousands unless otherwise stated.

Due to presenting PCB operation as discontinued operation, 2016 information was reclassified.

Principles of consolidation
B.	Principles of consolidation

The accompanying consolidated financial statements include the accounts of Camtek and its subsidiaries. All material intercompany balances and transactions have been eliminated in consolidation.

Use of estimates
C.	Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. As applicable to these financial statements, the most significant estimates and assumptions relate to revenue recognition, valuation of accounts receivable, inventories, deferred tax assets, legal contingencies and share based compensation among others. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances.

Foreign currency transactions
D.	Foreign currency transactions

The functional currency of the Company and its subsidiaries is the U.S. Dollar. Revenue generated by the Company and its subsidiaries is primarily generated outside of Israel and a majority thereof is received in U.S. Dollars. A significant portion of materials and components purchased and operating expenses incurred are either paid for in U.S. Dollars or in New Israeli Shekels (“NIS”).

Transactions not denominated in U.S. Dollars are recorded upon their initial recognition according to the exchange rate in effect on the date of the transaction. Exchange rate differences arising upon the settlement of monetary items or upon reporting the Company’s monetary items at exchange rates different from that by which they were initially recorded during the period, or reported in previous financial statements, are charged to financial income (expenses), net.

Cash and cash equivalents
E.	Cash and cash equivalents
All highly liquid investments purchased with original maturities of three months or less are considered to be cash equivalents.
Trade accounts receivable and allowance for doubtful accounts
F.	Trade accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the outstanding recognized amount and do not bear interest. The allowance for doubtful accounts represents Management’s best estimate of the probable loss inherent in existing accounts receivable balances as a result of possible non-collection. In determining the appropriate allowance, Management bases its estimate on information available about specific debtors, including aging of the balance, assessment of the underlying security received, the history of write-offs, relationships with the customers and the overall creditworthiness of the customers.

Inventories
G.	Inventories

Inventories consist of completed systems, partially completed systems and components and other raw materials, and are recorded at the lower of cost or net realizable value. Cost is determined by the moving – average cost method basis.

Inventory write-downs are recorded at the end of each fiscal period for damaged, obsolete, excess and slow-moving inventory. These write-downs, to the lower of cost or net realizable value, create a new cost basis that is not subsequently marked up based on changes in underlying facts and circumstances.

Management periodically evaluates its inventory composition, giving consideration to factors such as the probability and timing of anticipated usage and the physical condition of the items, and then estimates a charge (reducing the inventory) to be provided for slow moving, technological obsolete or damaged inventory. These estimates could vary significantly from actual use based upon future economic conditions, customer inventory levels or competitive factors that were not foreseen or did not exist when the inventory write-downs were established.

Inventory that is not expected to be converted or consumed within the next year is classified as non-current, based on Management’s estimates taking into account market conditions.

Property, plant and equipment
H.	Property, plant and equipment

These assets are stated at cost less accumulated depreciation, and are depreciated over their estimated useful lives on a straight-line basis.

Annual rates of depreciation are as follows:

Land	1%
Building	2%
Machinery and equipment	10% - 33%
Computer equipment and software	20% - 33%
Office furniture and equipment	6% - 20%
Automobiles	15%

Leasehold improvements are amortized by the straight-line method over the shorter of the lease term or the estimated useful economic life of such improvements.

Certain of the Company’s finished goods are systems used as demonstration systems, training systems, and for product development in the Company’s laboratories (“internal use”). These systems are identical to the systems that Camtek sells in its ordinary course of business. In circumstances where the Company intends to utilize such systems for its internal use, the Company transfers them from inventory to fixed assets. The rationale for the transfer is that the Company does not have the intention to sell these systems in the ordinary course of business but rather expects to use them for its internal use over their expected useful lives. These systems are recorded as fixed assets at cost and depreciated over their useful lives.

Intangible assets
I.	Intangible assets
Patent registration costs are recorded at cost and amortized, beginning with the first year of utilization, over its expected useful life.
Impairment of long-lived assets
J.	Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to undiscounted future cash flows expected to be generated by the asset.  If the carrying amount of the long lived asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized to the extent that the asset’s carrying amount exceeds its fair value. In 2018 and 2017, no impairment was noted.

Fair values of financial instruments
K.	Fair values of financial instruments

The carrying amounts of the Company’s financial instruments, including cash and cash equivalents, short-term deposits, trade accounts receivable, trade accounts payable and amounts from related parties approximate fair value because of their short-term nature.

Revenue recognition
L.	Revenue recognition

On January 1, 2018, the Company adopted Topic 606 retrospectively with the cumulative effect recognized as of the date of adoption.

The Company’s contracts with its customers include performance obligations to provide its products or to service the installed products. A product sale contract may include an extended warranty (that is, for longer than the twelve-month standard warranty), which is considered a separate performance obligation.

The Company recognizes revenue from contracts for sales of products when the Company transfers control of the product to the customer, which is generally upon installation at the customer’s premises. Revenues from the contract are recognized in an amount that reflects the consideration the Company expects to be entitled to receive once the product is operating in accordance with its specifications and signed documentation of the arrangement, such as a signed contract or purchase order, has been received. Payment terms with customers may vary, but are generally based on milestones within the delivery process such as shipping and installation. Payment terms do not include significant financing components.

In the limited circumstances when the products are installed by a trained distributor acting as an end user, revenue is recognized upon delivery to the distributor assuming all other criteria for revenue recognition are met.

Camtek does not incur costs in obtaining a contract except for agents’ commissions, which are incurred upon the recognition of revenues. There are no underlying sales commissions to be capitalized as revenues are recognized over a period of less than a year.

Service revenues consist mainly of contracts charged under time and material arrangements. Service revenues from maintenance contracts are recognized ratably over the contract period.

Contracts with customers may include multiple performance obligations. For such arrangements, the Company allocates revenue to each performance obligation based on its relative standalone selling price. The Company generally determines standalone selling prices based on the prices charged to customers.

The Company’s multiple performance obligations consist of product sales and non-standard warranties. A non-standard warranty is one that is for a period longer than 12 months. Accordingly, income from a non-standard warranty is deferred as unearned revenue and is recognized ratably as revenue commencing with and over the applicable warranty term.

The Company records contract liabilities when the customer has been billed in advance of the Company completing its performance obligations. These amounts are recorded as deferred revenue in the Consolidated Balance Sheets.

Year Ended December 31, 2018
U.S. Dollars (in thousands)
Beginning of year	1,037
Deferral of revenue	1,764
Recognition of deferred revenue	(977)

Balance at end of year	1,824

Warranty
M.	Warranty

The Company records a liability for standard product warranty obligations at the time of sale based upon historical warranty experience. The term of the warranty is generally twelve months.

Income taxes
N.	Income taxes

The Company accounts for income taxes in accordance with the asset and liability method whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts and tax bases of assets and liabilities and are measured using the enacted tax rates and laws expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The company includes the foreign currency transaction gains or losses that result from re-measuring deferred taxes in income tax expense. The Company assesses the need for a valuation allowance to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the period in which the change occurs.

Research and development
O.	Research and development
Research and development costs are expensed as incurred.
Earnings / loss per ordinary share
P.	Earnings / loss per ordinary share

Basic earnings/loss per ordinary share is calculated using only weighted average ordinary shares outstanding. Diluted earnings per share, if relevant, gives effect to dilutive potential ordinary shares outstanding during the year.  Such dilutive shares consist of incremental shares, using the treasury stock method, from the assumed exercise of share options.

Share-based compensation
Q.	Share-based compensation

The Company accounts for its employee share-based compensation as an expense in the financial statements. All awards are equity classified and therefore such cost is measured at the grant date fair value of the award. The Company estimates share option grant date fair value using the Black-Scholes-Merton option-pricing model. Forfeitures are recognized when they occur. (For details see Note 12B).

Fair value measurements
R.	Fair value measurements

The Company implements the provisions of ASC Topic 820 "Fair Value Measurements and Disclosures" ("ASC 820"). ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy provides the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability.

Contingent liabilities
S.	Contingent liabilities

A contingency (provision) is an existing condition or situation involving uncertainty as to the range of possible loss to the entity.

A provision for claims is recognized if it is probable (likely to occur) that a liability has been incurred and the amount can be estimated reasonably.

Government-sponsored research and development
T.	Government-sponsored research and development

The Company records grants received from the Israel Innovation Authority (the “IIA”, formerly known as the Office of the Chief Scientist of the Israeli Ministry of Industry and Trade) as a liability, if it is probable that the Company will have to repay the grants received. If it is not probable that the grants will be repaid, the Company records the grants as a reduction to research and development expenses. Royalties paid to the IIA are recognized as a reduction of the above-mentioned liability.

Recently adopted accounting standards

U.	Recently adopted accounting standards

In May 2017, the FASB issued ASU No. 2017-09, “Compensation - Stock Compensation (Topic718): Scope of Modification Accounting.”  This ASU amends the scope of modification accounting for share-based payment arrangements and provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting under ASC 718.  This ASU is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years.  The Company chose to adopt ASU No. 2017-09 early and the adoption did not have any impact on the Company's consolidated financial position, results of operations, and cash flows.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments.” This ASU provides guidance on statement of cash flows presentation for eight specific cash flow issues where diversity in practice exists. This ASU is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The adoption did not have any impact on the Company's consolidated financial position, results of operations, and cash flows.

In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which amends the existing accounting standards for revenue recognition. ASU 2014-09 is based on principles that govern the recognition of revenue at an amount an entity expects to be entitled when products are transferred to customers. ASU 2014-09 became effective for the Company beginning in the first quarter of 2018. See Note 2(L).

New standards not yet adopted
V.	New standards not yet adopted

1.	In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842).” This ASU requires that lessees will be required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months. ASU No. 2016-02 also will require disclosures designed to give financial statement users information on the amount, timing, and uncertainty of cash flows arising from leases. These disclosures include qualitative and quantitative information. This ASU is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2018 with earlier adoption permitted. The expected impact on the Company’s Balance Sheet is an increase in property, plant and equipment and in financial liabilities. The impact on the Statement of Operations is not expected to be material, with an increase in depreciation offset by a reduction in rental and leasing expenses. Information on current lease agreements is disclosed in Note 10A.

2.
In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments – Credit Losses (Topic 326),” which introduces new guidance for the accounting for credit losses on instruments within its scope.  Given the breadth of that scope, this ASU will impact both financial services and non-financial services entities.  The standard is effective for fiscal years beginning after December 15, 2020.  The Company is currently evaluating the effect the adoption of ASU No. 2016-13 will have on its consolidated financial position, results of operations, and cash flows, if any.